Warrants (Tables)	12 Months Ended
Jun. 30, 2021
Warrants [Abstract]
Schedule of warrants outstanding
Number of Warrants

Outstanding at July 1, 2019	1,771,192
Granted	274,123
Exercised	0
Outstanding at June 30, 2020	2,045,315
Outstanding at July 1, 2020	2,045,315
Granted	150,000
Terminated	-126,532
Exercised	-834,544
Outstanding at June 30, 2021	1,234,239

Schedule of fair value of the warrants
	2021	2020

Volatility (percent)	45 - 46	45
Risk-free rate (percent)	0.1	2
Expected term (in years)	5	5